SCHEDULE OF DEBT MATURITIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
2022 (3 remaining months)	$ 530,949	$ 702,701
2023	2,634,931	746,042
2024	792,056	792,056
2025	724,333	724,333
Total debt	$ 4,823,645	$ 3,106,508
Greens Natural Foods, Inc. [Member]
2022 (3 remaining months)			$ 6,983
2023			28,638
2024			29,805
2025			23,148
Total debt			$ 88,574